Investments - Scheduled maturities of available for sale fixed maturities (Details) - Fixed maturities - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016
Amortized Cost Basis, Fiscal Year Maturity [Abstract]
One year or less	$ 563	$ 615
After one year through five years	4,508	3,952
After five years through ten years	12,124	10,922
After ten years	3,723	3,612
Fixed maturities amortized cost, Subtotal	20,918	19,101
ABS (average life of approximately 5 years)	5,655	4,517
MBS (average life of approximately 4-1/2 years)	3,039	3,692
Amortized Cost	29,612	27,310
Fair Value, Fiscal Year Maturity [Abstract]
One year or less	571	626
After one year through five years	4,745	4,185
After five years through ten years	12,552	11,088
After ten years	3,866	3,656
Fixed maturities fair value, Subtotal	21,734	19,555
ABS (average life of approximately 5 years)	5,771	4,519
MBS (average life of approximately 4-1/2 years)	3,331	3,946
Fair Value	$ 30,836	$ 28,020
Fair Value Percent, Fiscal Year Maturity [Abstract]
One year or less	2.00%	2.00%
After one year through five years	15.00%	15.00%
After five years through ten years	41.00%	40.00%
After ten years	13.00%	13.00%
Fixed maturities fair value, Subtotal, Percent	71.00%	70.00%
ABS (average life of approximately 5 years)	18.00%	16.00%
MBS (average life of approximately 4-1/2 years)	11.00%	14.00%
Fair value, Total, Percent	100.00%	100.00%